EQUITY ACCOUNTED INVESTMENTS - Key Valuation Metrics (Details) - Investments accounted for using equity method	Dec. 31, 2024 property	Dec. 31, 2023
Office
Investments [line items]
Number of investment properties	16
Retail
Investments [line items]
Number of investment properties	19
Overall implied capitalization rate | Multifamily
Investments [line items]
Significant unobservable input, assets	0.047	0.045
Discounted cash flow | Discount rate | Office
Investments [line items]
Significant unobservable input, assets	0.075	0.074
Discounted cash flow | Discount rate | Office | Weighted average
Investments [line items]
Significant unobservable input, assets	0.067
Discounted cash flow | Discount rate | Retail
Investments [line items]
Significant unobservable input, assets	0.066	0.066
Discounted cash flow | Discount rate | Retail | Weighted average
Investments [line items]
Significant unobservable input, assets	6.2
Discounted cash flow | Discount rate | LP Investments
Investments [line items]
Significant unobservable input, assets	0.097	0.077
Discounted cash flow | Terminal capitalization rate | Office
Investments [line items]
Significant unobservable input, assets	0.052	0.050
Discounted cash flow | Terminal capitalization rate | Retail
Investments [line items]
Significant unobservable input, assets	0.050	0.051
Discounted cash flow | Terminal capitalization rate | LP Investments
Investments [line items]
Significant unobservable input, assets	0.068	0.059
Discounted cash flow | Investment horizon (yrs.) | Office
Investments [line items]
Significant unobservable input, assets	11	11
Discounted cash flow | Investment horizon (yrs.) | Retail
Investments [line items]
Significant unobservable input, assets	10	10
Discounted cash flow | Investment horizon (yrs.) | LP Investments
Investments [line items]
Significant unobservable input, assets	8	10